Investment in Joint Ventures and Associates	12 Months Ended
Dec. 31, 2020
Equity Method Investments And Joint Ventures [Abstract]
Investment In Joint Ventures And Associates
13.	INVESTMENTS IN JOINT VENTURES AND ASSOCIATES

(1)	Investments in associates accounted for using the equity method of accounting are as follows:

		Percentage of ownership (%)
Joint ventures and associates	Main business	December 31, 2019	December 31, 2020	Location	Financial statements as of
Woori Bank
W Service Networks Co., Ltd.(*1)	Freight & staffing services	4.9	4.9	Korea		2020.11.30(*5)
Korea Credit Bureau Co., Ltd.(*2)	Credit information	9.9	9.9	Korea		2020.12.31
Korea Finance Security Co., Ltd.(*1)	Security service	15.0	15.0	Korea		2020.11.30(*5)
Saman Corporation(*6)	General construction Technology service	9.2	—	Korea		—(*11)
Wongwang Co., Ltd.(*4)	Wholesale and real estate	29.0	29.0	Korea		—(*11)
Sejin Construction Co., Ltd.(*4)	Construction	29.6	29.6	Korea		—(*11)
ARES-TECH Co., Ltd.(*4)	Electronic component manufacturing	23.4	23.4	Korea		—(*11)
Reading Doctors Co., Ltd.(*4)	Other services	35.4	35.4	Korea		—(*11)
Cultizm Korea LTD Co., Ltd.(*4)	Wholesale and retail sales	31.3	31.3	Korea		—(*11)
NK Eng Co., Ltd.(*4)	Manufacturing	23.1	23.1	Korea		—(*11)
Beomgyo., Ltd.(*4)	Telecommunication equipment retail sales	23.1	23.1	Korea		—(*11)
Woori Growth Partnerships New Technology Private Equity Fund	Other financial services	23.1	23.1	Korea		2020.12.31
2016KIF-IMM Woori Bank Technology Venture Fund	Other financial services	20.0	20.0	Korea		2020.12.31
K BANK Co., Ltd.(*2)(*7)	Finance	14.5	26.2	Korea		2020.11.30(*5)
Smart Private Equity Fund No.2	Other financial services	20.0	20.0	Korea		2020.12.31
Woori Bank-Company K Korea Movie Asset Fund	Other financial services	25.0	25.0	Korea		2020.12.31
Well to Sea No. 3 Private Equity Fund(*6)	Finance	50.0	50.0	Korea		2020.9.30(*5)
Partner One Value Up I Private Equity Fund	Other financial services	23.3	23.3	Korea		2020.12.31
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	Other financial services	20.0	20.0	Korea		2020.12.31
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	Other financial services	25.0	25.0	Korea		2020.12.31
LOTTE CARD Co., Ltd.	Credit card and installment financing	20.0	20.0	Korea		2020.9.30(*5)
Together-Korea Government Private Pool Private Securities Investment Trust No.3	Other financial services	—	100.0	Korea		2020.12.31
Genesis Environmental Energy Company 1st Private Equity Fund	Trust and collective investment	—	24.8	Korea		2020.12.31
Union Technology Finance Investment Association	Trust and collective investment	—	29.7	Korea		2020.12.31
Woori Bank(*8)
Japanese Hotel Real Estate Private Equity Fund 2	Other financial services	19.9	19.9	Korea		2020.12.31
Woori G Clean Energy No.1	Investment trust and discretionary investment business	—	29.3	Korea		2020.12.31
Woori Goseong Power EBL Private Special Asset Fund	Trust and collective investment	—	16.7	Korea		2020.12.31
Woori Seoul Beltway Private Special Asset Fund	Trust and collective investment	—	25.0	Korea		2020.12.31
Woori Financial Capital Co., Ltd.
AJU TAERIM 1st Fund	Other financial services	—	25.6	Korea	2020.12.31
Portone-Cape Fund No.1	Other financial services	—	20.0	Korea	2020.12.31
KIWOOM PE AJU Investment Fund(*9)	Other financial services	—	9.1	Korea	2020.12.31
Woori Investment Bank Co., Ltd.(*8)
Woori FirstValue Private Real Estate Fund No.2	Real estate business	—	12.0	Korea	2020.12.31
Woori Asset Management Co. Ltd.
Woori High plus G.B. Securities Feeder Fund1(G.B.)	Collective investment business	—	21.8	Korea	2020.12.31
Woori Star50 Master Fund ClassC-F	Collective investment business	—	24.5	Korea	2020.12.31
Woori Private Equity Asset Management Co., Ltd.
Uri Hanhwa Eureka Private Equity Fund(*2)	Other financial services	0.8	0.8	Korea	2020.12.31
Japanese Hotel Real Estate Private Equity Fund 1
Godo Kaisha Oceanos 1	Other financial services	47.8	47.8	Japan	2020.10.31(*5)
Woori bank and Woori Financial Capital Co., Ltd.(*8)
JC Assurance No.2 Private Equity Fund	Collective investment business	—	29.3	Korea	2020.12.31
Dream Company Growth no.1 PEF	Collective investment business	—	27.8	Korea	2020.12.31
HMS-Oriens 1st Fund	Trust and collective investment	—	22.8	Korea	2020.12.31
Woori G Senior Loan No.1	Investment trust and discretionary investment business	—	21.7	Korea	2020.12.31
Woori bank and Woori card Co., Ltd.
Dongwoo C & C Co., Ltd.(*4)	Construction	24.5	24.5	Korea	—(*11)
SJCO Co., Ltd.(*4)	Aggregate transportation and wholesale	28.7	28.7	Korea	—(*11)
G2 Collection Co., Ltd.(*4)	Wholesale and retail sales	29.2	29.2	Korea	—(*11)
The Base Enterprise Co., Ltd.(*4)	Manufacturing	48.4	48.4	Korea	—(*11)
Kyesan Engineering Co., Ltd.(*4)	Construction	23.3	23.3	Korea	—(*11)
Good Software Lap Co., Ltd.(*4)	Service	29.4	29.4	Korea	—(*11)
QTS Shipping Co., Ltd.(*4)	Complex transportation brokerage	49.8	49.8	Korea	—(*11)
DAEA SNC Co., Ltd.(*4)	Wholesale and retail sales	25.5	25.5	Korea	—(*11)
Force TEC Co., Ltd.(*4)	Manufacturing	25.8	25.8	Korea	—(*11)
Sinseong Trading Co., Ltd.(*4)	Manufacturing	27.9	27.9	Korea	—(*11)
PREXCO Co., Ltd.(*4)	Manufacturing	28.1	28.1	Korea	—(*11)
Jiwon Plating Co., Ltd.(*4)	Plating	20.8	20.8	Korea	—(*11)
Youngdong Sea Food Co., Ltd.(*4)	Processed sea food manufacturing	24.5	24.5	Korea	—(*11)
Woori bank and Woori Asset Management Co., Ltd.
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1	Collective investment business	—	23.3	Korea	2020.12.31
Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.(*8)
Woori-Shinyoung Growth-Cap Private Equity Fund I	Other financial services	31.9	35.0	Korea	2020.12.31
Woori Bank and Woori Investment Bank Co., Ltd.(*8)
Chin Hung International Inc.(*3)	Construction	25.3	—	Korea	—(*11)
PCC-Woori LP Secondary Fund	Other financial services	38.8	38.8	Korea	2020.12.31
Woori Bank and Woori Private Equity Asset Management Co., Ltd.(*8)
Woori-Q Corporate Restructuring Private Equity Fund	Trust and collective investment	38.4	38.4	Korea	2020.12.31

(*1)	Most of the significant business transactions of associates are with the Group as of December 31, 2019 and 2020.
(*2)	The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
(*3)

As of December 31, 2020, it is classified as assets held for sale. Quoted market prices per share of Chin Hung International Inc. are 2,310 Won and 2,595 Won as of December 31, 2019 and 2020, respectively.

(*4)	There is no investment balance as of December 31, 2019 and 2020.
(*5)

The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.

(*6)	Due to a significant loss of influence as of December 31, 2020, the entity was classified as financial assets at FVTOCI.
(*7)	The equity ratio increased due to paid-in capital increase during the current term.
(*8)	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
(*9)	The Group can participate as a co-operator to exert significant influence.
(*10)	Woori G IPO10 [FI_Bal][F]C(F), Woori G Egis Bond[FI][F](C(F)) can exert significant influence but was classified as an item measured at fair value through profit or loss.
(*11)	The entity was classified as associates due to debt-equity swap or corporate restructuring.

(2)	Changes in the carrying value of investments in associates accounted for using the equity method of accounting are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2018
	Acquisition cost	January 1, 2018	Share of profits (losses)	Acquisition	Disposal and others(*)	Dividends	Change in capital	Impairment	Others	December 31, 2018
Kumho Tire Co., Inc.	175,652	98,933	(10,451)	—	(83,286)	—	(5,196)	—	—	—
W Service Network Co., Ltd.	108	158	1	—	—	(2)	—	—	—	157
Korea Credit Bureau Co., Ltd.	3,313	5,816	1,087	—	—	(113)	—	—	—	6,790
Korea Finance Security Co., Ltd.	3,267	3,519	(10)	—	—	(54)	1	—	—	3,456
Chin Hung International Inc.	130,779	45,101	1,206	—	—	—	(1,725)	—	159	44,741
Poonglim Industrial Co., Ltd.	13,916	—	—	—	—	—	—	—	—	—
STX Corporation	50,760	6,947	(816)	—	(5,865)	—	(266)	—	—	—
Saman Corporation	8,521	1,254	(98)	—	—	—	35	(177)	—	1,014
Woori Growth Partnerships New Technology Private Equity Fund	25,847	27,611	950	360	(3,346)	(484)	—	—	—	25,091
2016KIF-IMM Woori Bank Technology Venture Fund	15,000	6,840	—	8,160	—	—	300	—	—	15,300
K BANK Co., Ltd.	67,343	31,735	(10,705)	21,951	—	—	144	—	584	43,709
Smart Private Equity Fund No.2	3,000	2,932	(42)	—	—	—	—	—	—	2,890
Woori Bank-Company K Korea Movie Asset Fund	3,000	2,957	(257)	—	—	—	—	—	—	2,700
Well to Sea No.3 Private Equity Fund	101,992	182,309	22,546	—	(508)	(517)	(6,437)	—	—	197,393
Partner One Value Up Ist Private Equity Fund	10,000	—	(52)	10,000	—	—	—	—	—	9,948
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	4,426	—	—	4,426	—	—	—	—	—	4,426
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	3,025	—	—	3,025	—	—	—	—	—	3,025
Nomura-Rifa Private Real Estate Investment Trust No.17	1,000	939	(152)	—	—	—	—	—	—	787
Uri Hanhwa Eureka Private Equity Fund	350	—	(11)	350	—	—	—	—	—	339

	621,299	417,051	3,196	48,272	(93,005)	(1,170)	(13,144)	(177)	743	361,766

(*)	The amount transferred from the investments in joint ventures and associates to financial assets at FVTOCI is 83,286 million Won.

	For the year ended December 31, 2019
	Acquisition cost	January 1, 2019	Share of profits (losses)	Acquisition	Disposal/ Reclassification	Dividends	Change in capital	December 31, 2019
W Service Networks Co., Ltd.	108	157	31	—	—	(2)	—	186
Korea Credit Bureau Co., Ltd.	3,313	6,790	190	—	—	(135)	—	6,845
Korea Finance Security Co., Ltd.	3,267	3,456	(169)	—	—	—	—	3,287
Chin Hung International Inc.	130,779	44,741	6,426	—	—	—	9	51,176
Saman Corporation	8,521	1,014	(198)	—	—	—	33	849
Woori Growth Partnerships New Technology Private Equity Fund	18,666	25,091	1,466	309	(7,490)	(164)	—	19,212
2016KIF-IMM Woori Bank Technology Venture Fund	12,385	15,300	1,193	—	(2,615)	—	1,263	15,141
K BANK Co., Ltd.	73,150	43,709	(18,233)	5,807	—	—	(29)	31,254
Smart Private Equity Fund No.2	2,915	2,890	(41)	—	(85)	—	—	2,764
Woori Bank-Company K Korea Movie Asset Fund	3,000	2,700	623	—	—	—	—	3,323
Well to Sea No.3 Private Equity Fund	101,483	197,393	30,343	—	—	(18,836)	123	209,023
Partner One Value Up I Private Equity Fund	10,000	9,948	(40)	—	—	—	—	9,908
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	4,576	4,426	—	150	—	—	—	4,576
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	4,375	3,025	—	1,350	—	—	—	4,375
Woori-Shinyoung Growth-Cap Private Equity Fund I	12,665	—	(824)	12,665	—	—	—	11,841
LOTTE CARD Co.,Ltd	346,000	—	63,444	346,000	—	—	—	409,444
Woori-Q Corporate Restructuring Private Equity Fund	6,129	—	(83)	6,129	—	—	—	6,046
PCC-Woori LP Secondary Fund	2,525	—	—	2,525	—	—	—	2,525
Nomura-Rifa Private Real Estate Investment Trust No.17	1,000	787	(136)	—	(651)	—	—	—
Uri Hanhwa Eureka Private Equity Fund	350	339	3	—	—	—	—	342
Godo Kaisha Oceanos 1	10,870	—	2	10,870	(15)	(105)	200	10,952
Japanese Hotel Real Estate Private Equity Fund 2	3,291	—	—	3,291	—	—	—	3,291

	759,368	361,766	83,997	389,096	(10,856)	(19,242)	1,599	806,360

	For the year ended December 31, 2020
	Acquisition cost	January 1, 2020	Share of profits (losses)	Acquisition	Disposal/ Reclassification	Dividends	Business combination	Change in capital	December 31, 2020
W Service Networks Co., Ltd.	108	186	7	—	—	(3)	—	1	191
Korea Credit Bureau Co., Ltd.	3,313	6,845	1,370	—	—	(90)	—	—	8,125
Korea Finance Security Co., Ltd.	3,267	3,287	(221)	—	—	—	—	—	3,066
Chin Hung International Inc.	—	51,176	(742)	—	(50,411)	—	—	(23)	—
Saman Corporation	—	849	(432)	—	(466)	—	—	49	—
Woori Growth Partnerships New Technology Private Equity Fund	16,938	19,212	(2,240)	—	(1,728)	(212)	—	—	15,032
2016KIF-IMM Woori Bank Technology Venture Fund	11,893	15,141	1,240	—	(492)	(1,088)	—	(1,563)	13,238
K BANK Co., Ltd.	236,232	31,254	(18,334)	163,082	—	—	—	(1,905)	174,097
Smart Private Equity Fund No.2	2,915	2,764	(1,283)	—	—	—	—	—	1,481
Woori Bank-Company K Korea Movie Asset Fund	2,100	3,323	365	—	(900)	—	—	—	2,788
Well to Sea No.3 Private Equity Fund	—	209,023	87,180	—	(117,170)	(178,355)	—	(678)	—
Partner One Value Up I Private Equity Fund	10,000	9,908	(75)	—	—	—	—	(17)	9,816
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	9,756	4,576	—	5,720	(540)	—	—	—	9,756
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	4,130	4,375	—	75	(321)	—	—	—	4,129
Woori-Shinyoung Growth-Cap Private Equity Fund I	32,480	11,841	7,366	31,363	(12,124)	(104)	—	—	38,342
LOTTE CARD Co.,Ltd	346,810	409,444	19,692	810	—	(5,710)	—	(1,404)	422,832
Woori-Q Corporate Restructuring Private Equity Fund	23,146	6,046	(159)	17,017	—	—	—	—	22,904
PCC-Woori LP Secondary Fund	7,575	2,525	554	5,049	—	—	—	—	8,128
Force TEC Co., Ltd.	—	—	1,542	—	—	—	—	(1,149)	393
Together-Korea Government Private Pool Private Securities Investment Trust No.3	10,000	—	23	100,000	(90,000)	—	—	—	10,023
Genesis Environmental Energy Company 1st Private Equity Fund	3,738	—	241	4,084	(346)	—	—	—	3,979
Union Technology Finance Investment Association	4,500	—	(15)	4,500	—	—	—	—	4,485
Uri Hanhwa Eureka Private Equity Fund	350	342	61	—	—	—	—	—	403
Godo Kaisha Oceanos 1	10,800	10,952	7	—	—	(850)	—	84	10,193
Japanese Hotel Real Estate Private Equity Fund 2	3,291	3,291	283	—	—	(154)	—	(186)	3,234
Woori High plus G.B. Securities Feeder Fund1(G.B.)	6,000	—	49	6,141	—	—	—	(114)	6,076
Woori G Senior Loan No.1	51,959	—	343	51,959	—	(257)	—	—	52,045
Woori G Clean Energy No.1	1,015	—	9	1,015	—	—	—	—	1,024
Woori Goseong Power EBL Private Special Asset Fund	14,915	—	611	14,915	—	(408)	—	—	15,118
Woori Seoul Beltway Private Special Asset Fund	5,590	—	97	5,591	—	(75)	—	—	5,613
AJU TAERIM 1st Fund	1,100	—	(6)	—	—	—	289	—	283
Portone-Cape Fund No.1	1,000	—	—	—	—	—	960	—	960
KIWOOM PE AJU Investment Fund	1,000	—	(6)	1,000	—	—	—	—	994
Woori FirstValue Private Real Estate Fund No.2	9,000	—	1,184	—	—	—	—	946	2,130
Woori Star50 Master Fund ClassC-F	200	—	(16)	200	—	—	—	—	184
JC Assurance No.2 Private Equity Fund	29,050	—	—	29,050	—	—	—	—	29,050
Dream Company Growth no.1 PEF	7,705	—	—	7,705	—	—	—	—	7,705
HMS-Oriens 1st Fund	12,000	—	—	12,000	—	—	—	—	12,000
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1	91,092	—	2,382	91,092	—	—	—	—	93,474

	974,968	806,360	101,077	552,368	(274,498)	(187,306)	1,249	(5,959)	993,291

(3)	Summary financial information relating to investments in associates accounted for using the equity method of accounting is as follows (Unit: Korean Won in millions):

	December 31, 2019
	Assets	Liabilities	Operating revenue	Net income (loss)
W Service Networks Co., Ltd.	5,742	1,969	17,572	1,322
Korea Credit Bureau Co., Ltd.	96,855	30,289	91,200	1,480
Korea Finance Security Co., Ltd.	32,574	10,660	61,939	(1,265)
Chin Hung International Inc.	335,147	229,764	499,152	26,617
Saman Corporation	92,206	66,184	91,088	(485)
Woori Growth Partnerships New Technology Private Equity Fund	83,583	330	7,866	6,355
2016KIF-IMM Woori Bank Technology Venture Fund	72,768	343	8,939	7,462
K BANK Co., Ltd.	2,679,968	2,464,168	84,928	(89,779)
Smart Private Equity Fund No.2	13,872	51	2	(204)
Woori Bank-Company K Korea Movie Asset Fund	13,294	2	4,532	2,492
Well to Sea No.3 Private Equity Fund	7,073,363	6,470,540	524,319	48,357
Partner One Value Up I Private Equity Fund	42,602	—	457	(175)
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	21,208	691	766	(676)
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	16,939	124	10	(494)
Woori-Shinyoung Growth-Cap Private Equity Fund I	37,642	620	2	(2,679)
LOTTE CARD Co.,Ltd(*)	12,936,977	10,659,889	1,366,512	42,538
Woori-Q Corporate Restructuring Private Equity Fund	15,975	823	—	(823)
PCC-Woori LP Secondary Fund	6,498	—	—	(2)
Uri Hanhwa Eureka Private Equity Fund	41,950	236	41	(436)
Godo Kaisha Oceanos 1	70,869	47,960	778	119
Japanese Hotel Real Estate Private Equity Fund 2	16,561	6	—	(600)

(*)	The amount is after reflecting the fair value adjustment that occurred when acquiring the shares and the adjustments that occurred by difference of accounting policies with the Group.

	December 31, 2020
	Assets	Liabilities	Operating revenue	Net income (loss)
W Service Networks Co., Ltd.	6,305	2,448	18,525	1,197
Korea Credit Bureau Co., Ltd.	117,077	37,599	107,810	13,391
Korea Finance Security Co., Ltd.	36,978	16,536	60,599	(1,985)
Woori Growth Partnerships New Technology Private Equity Fund	65,390	252	1,589	(9,601)
2016KIF-IMM Woori Bank Technology Venture Fund	64,109	1,198	7,425	6,201
K BANK Co., Ltd.	4,040,051	3,530,074	68,144	(83,989)
Smart Private Equity Fund No.2	13,667	51	1	(204)
Woori Bank-Company K Korea Movie Asset Fund	11,273	119	1,926	1,461
Well to Sea No.3 Private Equity Fund	22,001	3,102	610,535	16,061
Partner One Value Up I Private Equity Fund	42,205	—	308	(329)
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	46,542	655	1,024	(411)
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,747	—	284	(85)
Woori-Shinyoung Growth-Cap Private Equity Fund I	110,452	825	23,875	21,106
LOTTE CARD Co.,Ltd(*)	14,578,716	12,238,805	1,255,593	78,781
Woori-Q Corporate Restructuring Private Equity Fund	58,355	433	206	(1,590)
PCC-Woori LP Secondary Fund	20,927	4	2,082	1,425
Force TEC Co., Ltd.	47,077	45,552	25,914	(415)
Together-Korea Government Private Pool Private Securities Investment Trust No.3	10,025	1	187	23
Genesis Environmental Energy Company 1st Private Equity Fund	16,192	118	1,400	974
Union Technology Finance Investment Association	15,151	51	1	(50)
Uri Hanhwa Eureka Private Equity Fund	50,382	235	8,150	7,676
Godo Kaisha Oceanos 1	66,793	45,472	1,425	14
Japanese Hotel Real Estate Private Equity Fund 2	16,293	15	1,359	1,271
Woori High plus G.B. Securities Feeder Fund1(G.B.)	27,870	—	148	148
Woori G Senior Loan No.1	240,414	15	1,721	1,584
Woori G Clean Energy No.1	3,496	1	33	32
Woori Goseong Power EBL Private Special Asset Fund	90,728	21	3,060	2,969
Woori Seoul Beltway Private Special Asset Fund	22,452	1	352	323
AJU TAERIM 1st Fund	1,192	86	—	(22)
Portone-Cape Fund No.1	4,800	—	—	—
KIWOOM PE AJU Investment Fund	10,986	57	—	(71)
Woori FirstValue Private Real Estate Fund No.2	20,220	2,467	9	(9)
Woori Star50 Master Fund ClassC-F	1,011	246	11	11
JC Assurance No.2 Private Equity Fund	98,431	13	—	(732)
Dream Company Growth no.1 PEF	28,727	43	—	(116)
HMS-Oriens 1st Fund	52,685	53	90	20
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1	402,015	—	10,727	10,727

(*)	The amount is after reflecting the fair value adjustment that occurred when acquiring the shares and the adjustments that occurred by difference of accounting policies with the Group.

(4)	The entities that the Group has not applied equity method of accounting although the Group’s ownership interest is more than 20% as of December 31, 2019 and 2020 are as follows:

	December 31, 2019
Associate(*)	Number of shares owned	Ownership (%)
Orient Shipyard Co., Ltd.	464,812	21.4
Saenuel Co., Ltd.	3,531	37.4
E Mirae Tech Co., Ltd.	7,837	41.8
Jehin Trading Co., Ltd.	83,056	27.7
The Season Company Co., Ltd.	18,283	30.3
Yuil PESC Co., Ltd.	8,642	24.0
CL Tech Co., Ltd.	13,759	38.6

(*)

Even though the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.

	December 31, 2020
Associate(*)	Number of shares owned	Ownership (%)
Orient Shipyard Co., Ltd.	464,812	21.4
Yuil PESC Co., Ltd.	8,642	24.0
CL Tech Co., Ltd.	13,759	38.6

(*)

Even though the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.

(5)

As of December 31, 2018, 2019 and 2020, the reconciliations from the net assets of the associates to the book value of the shares of the investment in joint ventures and associates are as follows (Unit: Korean Won in millions except for ownership):

	December 31, 2018
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
W Service Network Co., Ltd.	3,180	4.9	157	—	—	—	157
Korea Credit Bureau Co., Ltd.	66,009	9.9	6,544	246	—	—	6,790
Korea Finance Security Co., Ltd.	23,041	15.0	3,456	—	—	—	3,456
Chin Hung International Inc.(*)	79,793	25.3	20,192	24,565	—	(16)	44,741
Saman Corporation	27,805	9.2	2,556	5,373	(6,915)	—	1,014
Woori Growth Partnerships New Technology Private Equity Fund	108,727	23.1	25,091	—	—	—	25,091
2016KIF-IMM Woori Bank Technology Venture Fund	73,219	20.0	14,644	—	—	656	15,300
K BANK Co., Ltd.(*)	290,597	14.1	40,984	2,725	—	—	43,709
Smart Private Equity Fund No.2	14,451	20.0	2,890	—	—	—	2,890
Woori Bank-Company K Korea Movie Asset Fund	10,800	25.0	2,700	—	—	—	2,700
Well to Sea No.3 Private Equity Fund(*)	396,248	50.0	198,027	—	—	(634)	197,393
Partner One Value Up Ist Private Equity Fund	42,776	23.3	9,948	—	—	—	9,948
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	20,443	20.0	4,089	—	—	337	4,426
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	11,909	25.0	2,977	—	—	48	3,025
Nomura-Rifa Private Real Estate Investment Trust No.17	4,019	19.4	780	—	—	7	787
Uri Hanhwa Eureka Private Equity Fund	42,151	0.8	339	—	—	—	339

(*)	The net asset equity amount is after the debt-for-equity swap.

	December 31, 2019
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
W Service Networks Co., Ltd.	3,773	4.9	186	—	—	—	186
Korea Credit Bureau Co., Ltd.	66,566	9.9	6,597	246	—	2	6,845
Korea Finance Security Co., Ltd.	21,914	15.0	3,287	—	—	—	3,287
Chin Hung International Inc.(*1)	105,383	25.3	26,646	24,565	—	(35)	51,176
Saman Corporation(*2)	26,022	9.2	2,391	5,373	(6,915)	—	849
Woori Growth Partnerships New Technology Private Equity Fund	83,253	23.1	19,215	—	—	(3)	19,212
2016KIF-IMM Woori Bank Technology Venture Fund	72,425	20.0	14,485	—	—	656	15,141
K BANK Co., Ltd.(*1)(*2)	215,800	14.5	31,248	3,634	(3,634)	6	31,254
Smart Private Equity Fund No.2	13,821	20.0	2,764	—	—	—	2,764
Woori Bank-Company K Korea Movie Asset Fund	13,292	25.0	3,323	—	—	—	3,323
Well to Sea No.3 Private Equity Fund(*1)	418,250	50.0	209,041	—	—	(18)	209,023
Partner One Value Up Ist Private Equity Fund	42,602	23.3	9,909	—	—	(1)	9,908
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	20,517	20.0	4,103	—	—	473	4,576
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	16,815	25.0	4,204	—	—	171	4,375
Woori-Shinyoung Growth-Cap Private Equity Fund I	37,022	31.9	11,841	—	—	—	11,841
LOTTE CARD Co., Ltd(*1)	2,047,220	20.0	409,444	—	—	—	409,444
Woori-Q Corporate Restructuring Private Equity Fund	15,152	38.4	5,813	—	—	233	6,046
PCC-Woori LP Secondary Fund	6,498	38.8	2,524	—	—	1	2,525
Uri Hanhwa Eureka Private Equity Fund	41,714	0.8	342	—	—	—	342
Godo Kaisha Oceanos 1	22,909	47.8	10,952	—	—	—	10,952
Japanese Hotel Real Estate Private Equity Fund 2	16,555	19.9	3,291	—	—	—	3,291

(*1)	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.
(*2)	As a result of conducting an impairment test on the investment stocks of the related companies, the recoverable value was less than the carrying amount and thus the impairment loss was recognized.

	December 31, 2020
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
W Service Networks Co., Ltd.	3,857	4.9	191	—	—	—	191
Korea Credit Bureau Co., Ltd.	79,478	9.9	7,876	246	—	3	8,125
Korea Finance Security Co., Ltd.	20,442	15.0	3,066	—	—	—	3,066
Woori Growth Partnerships New Technology Private Equity Fund	65,138	23.1	15,034	—	—	(2)	15,032
2016KIF-IMM Woori Bank Technology Venture Fund	62,911	20.0	12,582	—	—	656	13,238
K BANK Co., Ltd.(*1)(*2)	509,978	26.2	133,614	44,117	(3,634)	—	174,097
Smart Private Equity Fund No.2(*2)	13,616	20.0	2,723	—	(1,242)	—	1,481
Woori Bank-Company K Korea Movie Asset Fund	11,154	25.0	2,788	—	—	—	2,788
Well to Sea No.3 Private Equity Fund(*3)	18,899	50.0	—	—	—	—	—
Partner One Value Up Ist Private Equity Fund	42,205	23.3	9,817	—	—	(1)	9,816
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	45,888	20.0	9,178	—	—	578	9,756
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,747	25.0	3,937	—	—	192	4,129
Woori-Shinyoung Growth-Cap Private Equity Fund I	109,627	35.0	38,342	—	—	—	38,342
LOTTE CARD Co., Ltd(*1)	2,114,159	20.0	422,832	—	—	—	422,832
Woori-Q Corporate Restructuring Private Equity Fund	57,922	38.4	22,220	—	—	684	22,904
PCC-Woori LP Secondary Fund	20,923	38.8	8,126	—	—	2	8,128
Force TEC	1,526	25.8	393	—	—	—	393
Together-Korea Government Private Pool Private Securities Investment Trust No.3	10,024	100.0	10,024	—	—	(1)	10,023
Genesis Environmental Energy Company 1st Private Equity Fund	16,074	24.8	3,979	—	—	—	3,979
Union Technology Finance Investment Association	15,100	29.7	4,485	—	—	—	4,485
Uri Hanhwa Eureka Private Equity Fund	50,147	0.8	403	—	—	—	403
Godo Kaisha Oceanos 1	21,321	47.8	10,193	—	—	—	10,193
Japanese Hotel Real Estate Private Equity Fund 2	16,278	19.9	3,234	—	—	—	3,234
Woori High plus G.B. Securities Feeder Fund1(G.B.)	27,870	21.8	6,076	—	—	—	6,076
Woori G Senior Loan No.1	240,399	21.7	52,045	—	—	—	52,045
Woori G Clean Energy No.1	3,495	29.3	1,024	—	—	—	1,024
Woori Goseong Power EBL Private Special Asset Fund	90,707	16.7	15,118	—	—	—	15,118
Woori Seoul Beltway Private Special Asset Fund	22,451	25.0	5,613	—	—	—	5,613
AJU TAERIM 1st Fund	1,106	25.6	283	—	—	—	283
Portone-Cape Fund No.1	4,800	20.0	960	—	—	—	960
KIWOOM PE AJU Investment Fund	10,929	9.1	994	—	—	—	994
Woori FirstValue Private Real Estate Fund No.2	17,753	12.0	2,130	—	—	—	2,130
Woori Star50 Master Fund ClassC-F	765	24.5	184	—	—	—	184
JC Assurance No.2 Private Equity Fund	98,418	29.3	29,050	—	—	—	29,050
Dream Company Growth no.1 PEF	28,684	27.8	7,705	—	—	—	7,705
HMS-Oriens 1st Fund	52,632	22.8	12,000	—	—	—	12,000
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1	402,015	23.3	93,474	—	—	—	93,474

(*1)	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.
(*2)	As a result of conducting an impairment test on the investment stocks of the related companies, the recoverable value was less than the carrying amount and thus the impairment loss was recognized.
(*3)	The estimated recoverable amount of 15,687 million Won at the time of liquidation was classified as receivable.